Revenues (Details) - Schedule of Revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Formal education services
Revenues	¥ 266,250	¥ 342,506	¥ 337,310
Educational Services [Member]
Formal education services
Revenues	196,112	211,197	192,383
Boarding [Member]
Formal education services
Revenues	16,975	7,609	19,248
Sale of Educational Materials [Member]
Formal education services
Revenues	18,593	21,205	40,468
Subtotal [Member]
Formal education services
Revenues	231,680	240,011	252,099
Tuition Income from Training Programs [Member]
Formal education services
Revenues	18,348	28,521	17,765
Education and Management Service Fees [Member]
Formal education services
Revenues	10,628	30,868	15,104
Others [Member]
Formal education services
Revenues	888	995	1,395
Revenue from Customers [Member]
Formal education services
Revenues	261,544	300,395	286,363
Revenue from Governments Cooperative Agreements [Member]
Formal education services
Revenues	¥ 4,706	¥ 42,111	¥ 50,947